Commitments - Summary of Future Minimum Lease Payments Under the Operating Leases (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payment	R$ 16,058	R$ 3,705
Later than one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payment	3,035	2,798
Between one and five years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payment	8,010	R$ 907
More than five years [Member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum operating lease payment	R$ 5,013